Stock-Based Compensation - Summary of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Number of Options Outstanding, Beginning Balance	453,902	344,469
Number of options, granted		164,319
Number of Options, Forfeited	(189,901)	(54,886)
Number of Options Outstanding, Ending Balance	264,001	453,902	344,469
Options vested and exercisable at September 30, 2024	199,117	197,136
Weighted Average Exercise Price, Options outstanding as of January 1, 2024	$ 317.63	$ 409.63
Weighted Average Exercise Price, Granted		143.52
Weighted Average Exercise Price, Forfeited	260.36	373.75
Weighted Average Exercise Price, Options outstanding at September 30, 2024	358.8	317.63	$ 409.63
Weighted Average Exercise Price, Options vested and exercisable at September 30, 2024	$ 402.73	$ 433.78
Weighted Average Contractual Life (in years), Options outstanding	6 years 10 months 17 days	7 years 11 months 12 days	8 years 3 months 18 days
Weighted Average Contractual Life (in years), Options vested and exercisable at September 30, 2024	6 years 6 months 21 days	7 years 2 months 12 days
Aggregate Intrinsic Value, Options outstanding at January 1, 2023		$ 786
Aggregate Intrinsic Value, Granted		57
Aggregate Intrinsic Value, Forfeited		$ 82